Corporate Information	12 Months Ended
Dec. 31, 2023
Corporate Information [Abstract]
Corporate information

1. Corporate information

The Company was incorporated in the Cayman Islands on September 13, 2017, as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands.

The principal activity of the Company is investment holding while its subsidiaries are principally engaged in the distribution of commercial copyrights, provision of music education solutions, sales of musical instruments and provision of services related to music events and performances in the People’s Republic of China (the “PRC”).

In February 2020, the Company acquired a 100% equity interest in Rosenkavalier Limited (“Rosenkavalier”), Degas Limited (“Degas”) and Beijing Lecheng Future Culture Media Co., Ltd. (“Beijing Lecheng”) (collectively, the “Rosenkavalier Group”), which provides services related to music festival events, music performance services and the licensing of music catalogues through Beijing Music Festival Culture Communication Co., Ltd (“BMF Culture”).

Variable interest entity agreements (“VIE agreements”) were also entered into, conferring Beijing Lecheng the right to substantially influence and to receive variable returns from BMF Culture. As a result of the VIE agreements, BMF Culture was consolidated as an indirect subsidiary of the Group.

As at the date of these consolidated financial statements, the Company had direct or indirect interests in the subsidiaries as set out below, all of which are private entities with limited liabilities. All companies now comprising the Group have adopted December 31 as their financial year-end date.

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary share capital/		Principal
Name	establishment	Directly	Indirectly	registered capital		Activities
Rococo Holding Limited (“Rococo”)	British Virgin Islands (“BVI”), limited liability company September 21, 2017	100%	—		United States Dollar (“US$”) 1	Investment holding
Rosenkavalier Limited (“Rosenkavalier”)	BVI, limited liability company October 2, 2019	100%	—		US$100	Investment holding
Gauguin Limited (“Gauguin”)	Hong Kong limited liability company October 6, 2017	—	100%		Hong Kong Dollars (“HK$”) 60,000,000	Investment holding
Degas Limited (“Degas”)	Hong Kong limited liability company November 1, 2019	—	100%	HK$	60,000,000	Investment holding
Kuke Future International Technology (Beijing) Co., Ltd.* (“Kuke International”)	PRC, limited liability company December 14, 2017	—	100%	US$	10,000,000	Investment holding
Beijing Lecheng Future Culture Media Co., Ltd.* (“Beijing Lecheng”)	PRC, limited liability company November 28, 2019	—	100%	US$	10,000,000	Investment holding
Beijing Kuke Music Co. Ltd.* (formerly known as Beijing Cathay Orient Information Technology Company Limited) (“Beijing Kuke Music”)	PRC, June 7, 2000, limited liability company, changed to joint stock limited liability company on February 16, 2016	—	100%	RMB	16,213,275	Distribution of commercial copyrights and provision of music education solutions
Beijing Naxos Cultural Communication Co. Ltd.* (“Naxos China”)	PRC, limited liability company January 25, 2016	—	51%	RMB	2,000,000	Distribution of commercial copyrights
Beijing Music Festival Culture Communication Co., Ltd.* (“BMF Culture”)	PRC, limited liability company August 26, 2003	—	100%	RMB	19,500,000	Distribution of commercial copyrights, sale of musical instruments and provision of services related to music events and performances

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary share capital/		Principal
Name	establishment	Directly	Indirectly	registered capital		Activities
Beijing Kuke Music Education Technology Co., Ltd.* (“Music Education”)	PRC, limited liability company April 14, 2021	—	100%	RMB	10,000,000	Investment holding
Beijing Kuke Music Culture Co., Ltd. (formly known as “Beijing Successor Educational Equipment Co., Ltd”) * (“Music Culture”)	PRC, limited liability company January 6, 2020	—	51%		—	Provide music equipment sales
Shanghai Kuke Fangyue Education Technology Center LLP* (“Kuke Fangyue”)	PRC, limited partnership June 24, 2021	—	60%		—	Dormant
Shanghai Kuke Xingkong Cultural Media Center LLP* (“Kuke Xingkong”)	PRC, limited partnership June 25, 2021	—	90%		—	Dormant
Shanghai Kuke Linhui Education Technology Center LLP* (“Kuke Linhui”)	PRC, limited partnership July 6, 2021	—	90%		—	Dormant
Fuzhou Kuke Education Technology Co.,Ltd.* (“Fuzhou Kuke”)	PRC, limited liability company August 17, 2021	—	80%	RMB	200,000	Dormant
Tianjin Kuke Xingkong Education Consulting., Ltd. * (“Tianjin Kuke”)	PRC, limited liability company August 2, 2021	—	96%	RMB	200,000	Dormant
Shijiazhuang Kuke Linhui Education Technology Co.,Ltd.* (“Shijiazhuang Kuke”)	PRC, limited liability company July 22, 2021	—	96%	RMB	400,000	Dormant
Beijing Hemule Cultural Co., Ltd. * (“Hemule Cultural”)	PRC, limited liability company August 31, 2022	—	100%		—	Dormant

*	The English names of these companies represent the best efforts made by the Company to translate their Chinese names as these companies do not have official English names.

(a) Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of December 31, 2023, the Group had cash and cash equivalents of RMB 7,574 and has generated a net loss from continuing operations of RMB 65,805 and cash outflows for continuing operations of RMB 2,149 for the year then ended.

The Group’s largest institutional investor, Huaqiang Capital, has reached a verbal agreement with the Group to provide approximately RMB20,000,000 to supplement our working capital. Since the outbreak of the epidemic, the company has reduced its operating costs through measures such as organizational restructuring, adjustments to the business structure, and personnel optimization.

Management believes that the Group’s current working capital, anticipated cash flows from operations will sustain our operations and business expansion. If the Group’s business strategies are not successful in addressing its current financial concerns, additional capital raise from issuing equity security or debt instrument may be needed to support the cash requirements. However, there is no assurance that the Group will be able to raise adequate funds at acceptable terms to fund its operations going forward. These conditions raise substantial doubt about the Group’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

(b) Impact of the COVID-19 pandemic

The Group has experienced reductions and cancellations of orders due to effects of the COVID-19 in 2022. Affected by the epidemic, the number, amount and frequency of purchases of smart music education business customers have been reduced. The government cut budget of subscribing music correspondingly. Arranged music events have been forced to be cancelled. As a result, the Group’s sales have been negatively impacted by the pandemic decreasing from RMB295,897 in 2021 to RMB115,115 in 2022.

China began to modify its zero - COVID policy at the end of 2022, and most of the travel restrictions and quarantine requirements were lifted in December 2022. However, there were surges of cases in many cities during this time which caused disruption to the Group and the Group’s cooperation partners’ operations. Also, the slowdown of China’s economy has impact to the Group’s business. especially the live music events. No new music festival activities were held during the year ended December 31, 2023.